RECENT ACCOUNTING DEVELOPMENTS	12 Months Ended
Dec. 31, 2012
Recent Accounting Developments [Abstract]
Recent Accounting Develpments
RECENT ACCOUNTING DEVELOPMENTS

ASC Topic 220, Comprehensive Income.  Accounting Standards Update, or “ASU,” No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, changes the existing guidance on the presentation of comprehensive income.  Entities have the option of presenting the components of net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  Entities no longer have the option of presenting the components of other comprehensive income within the statement of changes in stockholders’ equity.  ASU No. 2011-05 is effective on a retrospective basis for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for us was the first quarter of 2012.  Changes in ASU No. 2011-05 that related to the presentation of reclassification adjustments were deferred for 2012 and subsequently superseded by ASU No. 2013-02, Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.  The adoption of the provisions of ASU No. 2013-02 will result in a change to our current presentation of comprehensive income but will have no impact on our financial condition, results of operations, or cash flows.

ASC Topic 350, Intangibles – Goodwill and Other.  ASU No. 2012-02, Intangibles—Goodwill and Other (Topic 350), Testing Indefinite Lived Intangible Assets for Impairment, is intended to simplify the guidance for impairment testing of indefinite-lived intangible assets other than goodwill.  Under the new guidance, an entity will have the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test.  Entities electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired.  ASU No. 2012-02 is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted.  We do not expect the adoption of this guidance to have any impact on our consolidated financial statements.

ASC Topic 820, Fair Value Measurements and Disclosures.  ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, provides clarifying guidance on how to measure fair value and additional disclosure requirements.  The update does not extend the use of fair value accounting, but does provide guidance on how it should be applied where it is already required or permitted under current GAAP.  ASU No. 2011-04 is effective for annual and interim periods beginning after December 15, 2011, which for us was January 1, 2012, and had no impact on our consolidated financial statements.

Other new accounting pronouncements issued but not effective until after December 31, 2012, are not expected to have a significant effect on our consolidated financial statements.